INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

As of December 31, 2021and 2022, the composition of inventories consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Raw materials	16,200	7,163	918
Finished goods	21,609	9,738	1,249
Less: provision for slow moving inventories	-	-	-
	37,809	16,901	2,167

The following table summarizes the changes in provision for slow moving inventories:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	1,042	-	-
Charge to expense	-	-	-
Write-off	(1,056)	-	-
Exchange difference	14	-	-
Ending balance	-	-	-

For the years ended December 31, 2020, 2021 and 2022, no provision for slow moving inventories was charged to expense.